GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2024
Geographic And Significant Customer Information
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 11 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

A.	Geographic Information

Revenue by major geographic region is based on the location of the Company’s customers.

The information below summarizes revenue by major geographic region for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
	2024	2023	2022
Israel	$409	$—	$—
United States	363	142	219
Latin America	528	—	—
Australia	—	—	202
	$1,300	$142	$421

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 11 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

B.	Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended December 31,
	2024	2023	2022
Customer A	31.4%	—	—
Customer B	40.6%	—	—
Customer C	11.1%	—	—
Customer D	10.4%	—	—
Customer E	(*)	100%	—
Customer F	—	—	48%
Customer G	—	—	52%

(*)	less than 10%